Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2019
Successor [Member]
Schedule of Future Minimum Lease Payments Under Non-cancelable Operating Leases

Future minimum lease commitments under non-cancellable operating leases with initial or remaining terms of one year or more at June 30, 2019, are payable as follows (in thousands):

2019	$1,846
2020	3,444
2021	3,296
2022	2,927
2023	2,791
2024	2,792
Thereafter	4,425
Total	$21,521